SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Plan features
Plan features
Form of payment	Eligibility	Granted	Vesting period	Term	Settlement
Stock Options	Officers and	Annually	25% per year	10 years	Shares
	employees		over four years
Stock Appreciation Rights	Certain employees	Annually	25% per year	10 years	Cash
("SARs") (a)	outside Canada		over four years
Performance Share Units	Executive officers	Annually	On third	N/A	Cash
("PSUs")	and other eligible		anniversary of
	employees		grant date
Restricted Share Units	Eligible employees	Annually	On third	N/A	Cash
("RSUs")			anniversary of
grant date
Director Deferred Share	Non-executive	At the discretion	Fully vested	N/A	In cash on
Units ("DSUs")	directors	of the Board of	upon grant		director's departure
		Directors			from the Board of
Directors

Effective January 1, 2015, tandem stock appreciation rights (TSARs) were no longer issued to eligible officers and employees. TSARs granted in Canada prior to January 1, 2015 have similar terms and vesting conditions to SARs and also provide the holder with the ability to choose between (a) receiving the price of our shares on the date of exercise in excess of the exercise price of the right and (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation is that substantially all option holders will elect to exercise their options as a SAR, surrendering their options and receiving settlement in cash. TSARs are included with the SARs disclosure in the following tables.

Stock option and SAR activity
Stock Option and Stock Appreciation Rights Plans

Stock option and SAR activity (number of units in thousands; weighted average exercise price in U.S. dollars)
	2017		2016
		Exercise		Exercise
	Units	price	Units	price
Outstanding, beginning of year	2,393	93.33	2,130	92.78
Granted	523	103.22	603	84.37
Forfeited	(4)	95.01	(8)	68.39
Exercised	(228)	89.99	(329)	73.31
Expired	(3)	55.97	(3)	90.52
Outstanding, end of year (a)	2,681	95.64	2,393	93.33
Exercisable, end of year	1,333	93.20	1,088	90.70
Maximum available for future grants, end of year	4,712		4,973
Weighted average fair value of outstanding		26.21		24.24
Weighted average share price at exercise date		109.14		99.01

) Includes 1,300 thousand SARs (2016 – 1,456 thousand), of which 775 thousand (2016 – 960 thousand) issued prior to January 1, 2015 have options attached. Stock options and SARs with options attached are potentially dilutive.

Stock options and SARs outstanding
Stock options and SARs outstanding (number of units in thousands; weighted average remaining contractual life in years; weighted average exercise price in U.S. dollars)
At December 31, 2017		Options outstanding		Options exercisable
	Remaining
	contractual		Exercise		Exercise
Range of exercise prices	life	Units	price	Units	price
Less than $86.32	7	720	79.27	268	70.67
$86.33 to $90.83	5	586	89.98	461	89.83
$90.84 to $102.18	4	348	98.64	347	98.64
$102.19 to $109.55	8	532	103.22	9	103.45
$109.56 to $115.87	6	495	115.87	248	115.87
	6	2,681	95.64	1,333	93.20

PSU and RSU activity
PSU and RSU activity (number of units in thousands)		2017		2016
	PSU	RSU	PSU	RSU
Outstanding, beginning of year	614	262	608	121
Granted	336	121	198	146
Forfeited	(5)	(9)	(4)	(5)
Exercised	(323)	(1)	(188)	-
Outstanding, end of year	622	373	614	262
Weighted average fair value of outstanding	137.41	112.35	121.41	100.25

Compensation expense by plan
Other information

Compensation expense by plan	2017	2016
Stock options	11	8
SARs	3	3
TSARs	5	1
PSUs	31	29
RSUs	15	10
DSUs	4	4
	69	55

Liabilities for cash-settled plans
Liabilities for cash-settled plans		December 31,
	2017	2016
Total fair value liability for cash-settled plans	135	115
Total intrinsic liability for cash-settled plans	130	100

Valuation model inputs
Valuation model inputs		December 31,
	2017	2016
Grant price (NYSE closing price on day immediately preceding grant date)	96.67	92.86
Share price (NYSE closing price at December 31)	115.00	100.55
Expected annual volatility (%)	25.10	28.33
Risk-free interest rate (%)	1.74	1.54
Expected annual dividend yield (%)	3.04	3.48
Expected life (years)	4	5
Forfeiture rate (%)	0.57	0.59